UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-23146

 NAME OF REGISTRANT:                     Natixis ETF Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 888 Boylston Street
                                         Suite 800
                                         Boston, ma 02199

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Susan McWhan Tobin, Esq.
                                         888 Boylston Street
                                         Suite 800
                                         Boston, ma 02199

 REGISTRANT'S TELEPHONE NUMBER:          617-449-2139

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2022 - 06/30/2023


Natixis Loomis Sayles Short Duration Income ETF
--------------------------------------------------------------------------------------------------------------------------
 The fund held no voting securities during the reporting period and did not vote any securities or have any securities that were subject to a vote during the reporting period.



SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Natixis ETF Trust
By (Signature)       /s/ David L. Giunta
Name                 David L. Giunta
Title                President
Date                 08/17/2023